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Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 98.4%	Par	Value
Alabama - 6.4%
Black Belt Energy Gas District
5.00%, 10/01/2035	$10,000,000	$10,424,606
2.77% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	29,250,000	29,202,369
5.00%, 12/01/2055 (a)	5,000,000	5,294,592
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	5,500,000	5,868,036
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034 (a)	2,500,000	2,504,678
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,526,717
Southeast Energy Authority A Cooperative District
5.00%, 09/01/2035	3,000,000	3,231,420
5.25%, 03/01/2055 (a)	4,100,000	4,214,828
5.25%, 11/01/2055 (a)	12,000,000	12,962,876
5.00%, 01/01/2056 (a)	3,820,000	3,844,528
		80,074,650

Arizona - 2.6%
Maricopa County Pollution Control Corp.
2.40%, 06/01/2035	9,500,000	8,090,575
2.40%, 06/01/2035	16,555,000	14,098,892
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,435,126
		32,624,593

Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,901,313
2.13%, 06/01/2042	2,750,000	1,913,400
2.13%, 06/01/2043	2,825,000	1,927,593
		5,742,306

California - 6.9%
California Community Choice Financing Authority
Series A, 5.00%, 01/01/2056 (a)	17,300,000	17,537,309
Series B2, 2.87% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	25,000,000	23,913,293
California Earthquake Authority, 5.60%, 07/01/2027	10,330,000	10,424,007
Los Angeles California Department of Airports
4.00%, 05/15/2041	4,160,000	4,039,070
4.00%, 05/15/2042	7,950,000	7,633,420
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	1,825,000	1,835,847
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055	18,000,000	19,014,863
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,535,619
		85,933,428

Colorado - 2.1%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	3,255,000	3,272,206
Colorado Health Facilities Authority
5.00%, 08/01/2044	7,930,000	8,057,854
1.80%, 05/15/2064 (a)	9,440,000	9,440,000
Denver City & County Colorado Pledged Excise Tax Revenue, 5.00%, 08/01/2048	5,000,000	5,008,385
		25,778,445

District of Columbia - 1.0%
District of Columbia
5.00%, 07/15/2028	1,500,000	1,501,721
5.00%, 07/01/2048	5,000,000	4,830,287
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,682,712
Washington Convention & Sports Authority, 5.00%, 10/01/2029	3,565,000	3,672,424
		12,687,144

Florida - 6.5%
Cape Coral Florida Water & Sewer Revenue, 5.00%, 10/01/2039	10,000,000	10,173,587
Florida Development Finance Corp., 5.00%, 08/01/2056 (a)	6,000,000	6,479,765
Miami-Dade County Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,807,322
5.00%, 10/01/2034	5,735,000	6,359,394
5.00%, 10/01/2038	10,000,000	10,006,724
Miami-Dade County Florida Expressway Authority
4.83% (1 mo. Term SOFR + 1.05%), 07/01/2026	1,050,000	1,052,994
4.83% (1 mo. Term SOFR + 1.05%), 07/01/2029	18,260,000	18,338,777
4.83% (1 mo. Term SOFR + 1.05%), 07/01/2032	9,260,000	9,338,456
5.00%, 07/01/2040	4,000,000	4,003,139
Tampa Bay Water, 3.38%, 10/01/2038	10,800,000	10,248,594
Tampa Florida, 3.77%, 09/01/2045 (b)	1,850,000	737,111
		80,545,863

Georgia - 4.8%
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/2040	2,430,000	2,436,959
Clayton County Development Authority, 5.00%, 07/01/2032	12,000,000	11,999,882
Development Authority for Fulton County, 5.25%, 06/01/2051	10,060,000	10,414,213
Main Street Natural Gas, Inc.
4.17% (SOFR + 1.70%), 12/01/2053	28,500,000	29,257,578
5.00%, 12/01/2054 (a)	5,000,000	5,339,774
		59,448,406

Illinois - 9.4%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	3,200,000	3,439,720
5.25%, 04/01/2037	3,700,000	3,952,655
5.25%, 04/01/2039	5,375,000	5,681,242
5.25%, 04/01/2040	5,250,000	5,523,369
5.50%, 04/01/2042	1,000,000	1,060,340
5.75%, 04/01/2048	1,500,000	1,585,691
Chicago Illinois Park District, 5.00%, 01/01/2044 (e)	9,000,000	9,240,386
Chicago O'Hare International Airport
5.25%, 01/01/2036	5,000,000	5,071,209
5.25%, 01/01/2045	14,000,000	14,509,709
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,148,859
DuPage County Illinois, 3.00%, 05/15/2047	11,095,000	8,047,736
Illinois Finance Authority
4.80%, 12/01/2043 (a)(c)	6,000,000	6,045,232
4.13%, 12/01/2050 (a)(c)	6,000,000	5,859,658
Illinois State
4.00%, 10/01/2033	1,700,000	1,712,306
6.73%, 04/01/2035	5,384,615	5,639,767
5.25%, 09/01/2046	10,000,000	10,320,747
Metropolitan Pier & Exposition Authority
5.49%, 12/15/2037 (b)	20,365,000	12,471,540
4.98%, 12/15/2040 (b)	12,360,000	6,528,477
4.78%, 06/15/2046 (b)	5,420,000	2,092,571
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2045	2,500,000	2,510,540
Sales Tax Securitization Corp., 5.00%, 01/01/2045	5,000,000	5,189,425
		117,631,179
Indiana - 1.7%
Indiana Finance Authority
1.75%, 11/01/2037 (a)	7,825,000	7,825,000
5.00%, 10/01/2063 (a)	12,000,000	13,087,266
		20,912,266

Iowa - 0.5%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,416,587
1.88%, 06/01/2040	3,575,000	2,439,966
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	911,458
		6,768,011

Kentucky - 3.9%
Kentucky Public Energy Authority
5.00%, 05/01/2036	11,000,000	11,586,811
5.00%, 01/01/2055 (a)	10,000,000	10,591,194
5.00%, 05/01/2055 (a)	20,000,000	20,974,392
Louisville/Jefferson County Metropolitan Government, 1.95%, 10/01/2039 (a)	6,000,000	6,000,000
		49,152,397

Maine - 0.1%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	921,320
1.75%, 02/15/2039	1,270,000	893,673
		1,814,993

Maryland - 0.5%
Maryland Community Development Administration, 2.41%, 07/01/2043	4,965,522	3,463,972
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,944,961
		6,408,933

Massachusetts - 1.5%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,836,673
3.00%, 04/01/2047	7,925,000	6,067,856
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,235,000	2,234,934
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,384,813
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,734,232
2.13%, 10/15/2039	4,455,000	3,446,710
		18,705,218

Michigan - 1.0%
Michigan Finance Authority, 5.00%, 11/15/2041	10,000,000	10,059,109
Oakland-Macomb Interceptor Drain Drainage District, 2.00%, 07/01/2038	2,500,000	1,871,862
		11,930,971

Missouri - 1.1%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,505,454
2.00%, 03/01/2041	2,235,000	1,533,315
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,658,710	3,503,919
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	6,047,294
		13,589,982
Multi-State - 1.1%
FHLMC Multifamily VRD Certificates
2.63%, 08/15/2051 (a)	1,269,762	1,263,964
2.63%, 08/15/2051 (a)	1,841,155	1,827,079
4.77%, 12/25/2042 (a)	10,000,000	10,395,595
		13,486,638

Nebraska - 1.5%
Central Plains Energy Project, 4.61% (SOFR + 2.18%), 05/01/2053	10,000,000	10,306,250
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,916,675
Sarpy County Nebraska, 1.75%, 06/01/2036	2,710,000	2,098,344
		18,321,269

Nevada - 1.4%
Clark County Nevada, 2.10%, 06/01/2031	6,460,000	5,870,573
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,204,558
2.00%, 06/01/2039	1,585,000	1,203,934
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,003,132
5.00%, 06/15/2028	2,280,000	2,286,420
Washoe County Nevada School District, 2.25%, 06/01/2045	7,370,000	4,941,389
		17,510,006

New Jersey - 2.9%
New Jersey Transportation Trust Fund Authority
4.37%, 12/15/2037 (b)	5,050,000	3,211,947
4.91%, 12/15/2039 (b)	16,355,000	9,345,872
5.25%, 06/15/2041	8,750,000	9,652,108
5.00%, 06/15/2042	3,500,000	3,775,641
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,500,000	5,482,637
West Windsor-Plainsboro New Jersey Regional School District, 2.25%, 08/01/2033	4,570,000	4,103,146
		35,571,351

New Mexico - 1.1%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	14,081,319

New York - 8.2%
Mount Vernon New York School District, 3.00%, 08/15/2031	4,005,000	3,878,291
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.75%, 11/01/2044 (a)	13,005,000	13,005,000
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,011,182
5.00%, 11/15/2029	5,000,000	5,006,663
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,068,983
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,762,995
4.65%, 10/01/2043	7,520,000	7,568,603
New York New York, 5.00%, 08/01/2038	5,500,000	5,528,631
New York Transportation Development Corp.
5.00%, 07/01/2041	11,775,000	11,779,195
5.25%, 12/31/2054	6,700,000	6,742,973
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,734,404
Suffolk County Water Authority, 3.25%, 06/01/2042	19,000,000	16,790,032
TSASC, Inc. New York
5.00%, 06/01/2030	7,960,000	8,110,953
5.00%, 06/01/2031	1,070,000	1,088,756
		102,076,661

North Carolina - 0.8%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,794,174
1.75%, 09/01/2038	6,250,000	4,658,621
		9,452,795

Ohio - 2.3%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,510,000	5,552,445
4.00%, 02/15/2038	5,940,000	5,955,603
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,353,147
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,324,982
Warren County Ohio, 5.00%, 05/15/2044	2,000,000	2,029,997
		28,216,174

Pennsylvania - 0.7%
Lehigh County Pennsylvania, 3.52% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,265,000	9,148,659

Puerto Rico - 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.64%, 07/01/2031 (b)	16,249,000	13,527,042

Rhode Island - 1.9%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,321,023

South Carolina - 0.7%
South Carolina State, 2.25%, 04/01/2029	9,680,000	9,401,500

Tennessee - 1.5%
Knox County Tennessee, 3.05%, 06/01/2035	4,905,000	4,639,595
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,679,336
Rutherford County Tennessee, 3.00%, 04/01/2036	5,355,000	5,360,474
Tennergy Corp. Tennessee, 5.00%, 10/01/2054 (a)	6,500,000	6,816,177
		18,495,582

Texas - 12.0%
Austin Texas, 7.88%, 09/01/2026	925,000	940,365
Board of Regents of the University of Texas System, 5.00%, 08/15/2049	2,000,000	2,164,143
Clifton Higher Education Finance Corp., 5.00%, 02/15/2032	10,000,000	10,906,901
Dallas Fort Worth International Airport, 5.25%, 11/01/2041	9,000,000	9,733,825
Del Valle Texas Independent School District
2.00%, 06/15/2038	10,135,000	7,895,857
2.00%, 06/15/2039	3,085,000	2,342,713
Fort Worth Texas, 2.00%, 03/01/2039	6,475,000	4,743,721
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,301,885
2.00%, 02/15/2040	1,745,000	1,289,782
Houston Texas Combined Utility System Revenue, 2.48%, 05/15/2034 (a)	15,000,000	15,000,000
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,934,732
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,488,701
San Antonio Texas Independent School District, 3.00%, 08/15/2038	3,800,000	3,387,507
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,114,430
Tarrant County Cultural Education Facilities Finance Corp., 1.40%, 08/01/2050 (a)	3,590,000	3,590,000
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (a)	8,210,000	8,669,260
Texas Municipal Gas Acquisition and Supply Corp. II
2.97% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	3,845,000	3,839,081
3.29% (3 mo. Term SOFR + 0.86%), 09/15/2027	12,840,000	12,852,290
3.51% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,175,000	7,190,675
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,516,733
3.00%, 09/01/2038	3,985,000	3,482,028
3.00%, 09/01/2040	3,780,000	3,172,378
Texas State, 4.50%, 08/01/2045	5,900,000	5,964,342
Texas Transportation Finance Corp., 5.00%, 10/01/2045	8,270,000	8,779,600
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	4,224,897
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,192,439
2.00%, 02/15/2039	1,500,000	1,142,725
		148,861,010

Utah - 1.3%
Utah Housing Corp.
3.00%, 01/21/2052	4,769,507	4,231,221
4.50%, 06/21/2052	7,921,334	7,713,970
5.00%, 10/21/2052	3,916,106	3,933,718
		15,878,909

Virginia - 1.5%
Fairfax County Economic Development Authority, 2.42%, 12/01/2033 (a)	5,000,000	5,000,000
Henrico County Economic Development Authority, 5.06%, 08/23/2027 (a)	800,000	800,000
Newport News Economic Development Authority
5.00%, 12/01/2031	3,375,000	3,379,323
5.00%, 12/01/2038	4,220,000	4,222,976
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,253,658
1.88%, 02/01/2040	1,385,000	998,597
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	2,560,000	2,573,880
		18,228,434

West Virginia - 0.3%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,244,538

Wisconsin - 7.6%
Neenah Joint School District, 2.00%, 03/01/2034	5,590,000	4,761,834
Oak Creek-Franklin Wisconsin Joint School District, 3.15%, 04/01/2028	5,140,000	5,140,700
Public Finance Authority
4.00%, 01/01/2055 (a)(c)	8,300,000	8,252,285
4.75%, 08/01/2059 (a)(c)	9,900,000	9,851,351
6.50%, 06/30/2060	20,000,000	21,809,006
Series 2024-1, 4.00%, 08/01/2059 (a)	13,373,105	13,390,954
Series 2024-2, 4.00%, 08/01/2059 (a)	21,541,405	21,576,330
University of Wisconsin Hospitals & Clinics, 1.95%, 04/01/2048 (a)	3,675,000	3,675,000
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	6,000,000	6,042,358
		94,499,818
TOTAL MUNICIPAL BONDS (Cost $1,212,096,383)		1,224,071,513

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 3.54% (d)	25,680,148	25,680,148
TOTAL SHORT-TERM INVESTMENTS (Cost $25,680,148)		25,680,148

TOTAL INVESTMENTS - 100.5% (Cost $1,237,776,531)		1,249,751,661
Floating Rate Note Obligations - (0.5)%
Note with interest and fee rate of 3.07% as of the date of this report and contractual maturity of collateral of 01/01/2044 (f)		(6,000,000)
Other Assets in Excess of Liabilities - 0.0%		206,562
TOTAL NET ASSETS - 100.0%		$1,243,958,223

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $9,240,386 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Tax-Exempt Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,224,071,513	$–	$1,224,071,513
Money Market Funds	25,680,148	–	–	25,680,148
Total Investments	$25,680,148	$1,224,071,513	$–	$1,249,751,661

Refer to the Schedule of Investments for further disaggregation of investment categories.